INTANGIBLE ASSETS AND GOODWILL (Details - Roll forward of goodwill) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Balance at September 30, 2024	$ 1,558,682	$ 1,758,682
Impairment of IPS reporting unit	(225,000)	(200,000)
Balance at December 31, 2024	$ 1,333,682	$ 1,558,682